Tax and social security obligations	12 Months Ended
Dec. 31, 2021
Tax and Social Security Obligations [Abstract]
Tax and social security obligations	Tax and social security obligations

	2021	2020

Income Tax (IRPJ and CSLL)	273,395	261,490
Taxes on long term incentive plan (a)	155,454	62,155
Contributions over revenue (PIS and COFINS)	32,140	46,136
Taxes on services (ISS)	23,260	23,729
Contributions for Social Security (INSS)	20,318	12,291
Others	45,084	30,048
Total	549,651	435,849
Current	549,651	435,849
Non-current	—	—

(a)	The amount classified as "Taxes on long term incentive plan" includes mostly contributions to Brazilian Social Security Programs FGTS and INSS.
The Group income tax liability is presented net of tax assets which the entities are allowed to offset during the current year. The line includes current Corporate Income Tax (CIT) liability of R$610,265 (R$536,422 - 2020) and Prepayments CIT of R$538,809 (R$291,973 – 2020). The line also includes taxes that XP is responsible to pay on behalf of its clients (i.e., withholding taxes over client’s investments) in the amount of R$17,561 (R$20,219 – 2020).